CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN OWNERS' EQUITY - 9 months ended Sep. 30, 2016 $ in Thousands	Centennial Resource Production, LLC (Centennial OpCo) USD ($)
Balance at beginning of period at Dec. 31, 2015	$ 450,864
Net loss	(35,727)
Balance at end of period at Sep. 30, 2016	$ 415,137